UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7043

Name of Registrant: Vanguard Admiral Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2009 – February 28, 2010

Item 1: Reports to Shareholders

Vanguard Money Market Funds
Semiannual Report

February 28, 2010

Vanguard Prime Money Market Fund
Vanguard Federal Money Market Fund
Vanguard Admiral™ Treasury Money Market Fund

> Returns for the three Vanguard Money Market Funds fell to historical lows, but were ahead of the average returns of peer-group funds.

> The funds’ returns ranged from 0.02% for the Admiral Treasury Money Market Fund to 0.12% for the Prime Money Market Fund’s Institutional Shares.

> New regulations for money market mutual funds won’t alter the Vanguard funds’ conservative, high-quality investment approach.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	7
Prime Money Market Fund.	9
Federal Money Market Fund.	26
Admiral Treasury Money Market Fund.	36
About Your Fund’s Expenses.	44
Glossary.	46

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended February 28, 2010
	7-Day	Total
	SEC Yields[1]	Returns
Vanguard Prime Money Market Fund
Investor Shares	0.01%	0.05%
Institutional Shares	0.15	0.12
Money Market Funds Average		0.02
Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard Federal Money Market Fund	0.01%	0.03%
Government Money Market Funds Average		0.00
Government Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard Admiral Treasury Money Market Fund	0.01%	0.02%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average		0.00

iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.
Institutional Shares are available for a minimum investment of $5 million. The minimum investment for the Admiral Treasury Money Market Fund is $50,000.

1 The 7-day SEC yield of a money market fund more closely reflects the current earnings of the fund than its total return.

Chairman’s Letter

Dear Shareholder,

Each of the three Vanguard money market mutual funds reported positive returns, but just barely, for the six months ended February 28, 2010. Like the interest rates available on most short-term savings vehicles, the yields of money market funds have been collateral damage in the Federal Reserve Board’s dramatic campaign to resuscitate the financial system and bolster the economy.

Since December 2008, the Fed has kept its target for short-term interest rates between 0% and 0.25%. The yields of the short-term securities in which money market funds invest have, predictably, hovered in the same range.

During the past six months, the Vanguard money market funds’ returns fell to historical lows, ranging from 0.02% for the Admiral Treasury Money Market Fund to 0.12% for the Institutional Shares of the Prime Money Market Fund. The Vanguard funds’ returns were above the average returns of their respective peer-group funds.

As the fiscal period drew to a close, the Securities and Exchange Commission (SEC) issued new regulations aimed at improving the resiliency of money market funds. The rules, for example, call for more stringent liquidity requirements, new limits on lower-quality securities, shorter average maturities, periodic stress tests, and monthly Web postings of portfolio holdings.

The new SEC rules were developed as a result of the financial crisis, which raised concerns about the stability of money market funds. As you may recall, the U.S. Treasury guaranteed certain money market mutual fund assets during the worst of this period. The Treasury lifted the guarantee one year later, on September 18, 2009.

The SEC’s rule changes are effective in May. In our view, the SEC did a good job of striking a balance between investor protection and the efficient management of money market funds.

Please note that the Federal Money Market Fund and the Admiral Treasury Money Market Fund remained closed to new investors.

Fed began unwinding its rescue programs
Although the Fed expects to keep its target for short-term interest rates close to zero percent for “an extended period,”toward the end of the fiscal period it began to wind down credit programs established during the financial crisis. The Fed’s most dramatic (though largely symbolic) act was to raise the interest rate at its discount window, a lending facility designed to help commercial banks and other depository institutions meet emergency short-term funding needs.

Market Barometer
			Total Returns
		Periods Ended February 28, 2010
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	3.19%	9.32%	5.36%
Barclays Capital Municipal Bond Index	4.13	9.98	4.50
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.14	2.81

Stocks
Russell 1000 Index (Large-caps)	9.91%	55.32%	0.77%
Russell 2000 Index (Small-caps)	10.59	63.95	1.16
Dow Jones U.S. Total Stock Market Index	10.23	56.38	1.20
MSCI All Country World Index ex USA (International)	3.83	63.51	4.60

CPI
Consumer Price Index	0.42%	2.14%	2.48%

While the yields of the shortest-term securities remained near 0% during the past six months, the yields of U.S. Treasury bonds rose modestly. The broad taxable bond market returned 3.19%, with notable strength in corporate bonds. The broad municipal bond market returned 4.13%.

Stock markets caught their breath at the end of a solid six months
For the six months, the broad U.S. stock market returned about 10%. The rally seemed to downshift toward the end of the period, as the investor relief that powered markets higher a year ago gave way to a sober-minded assessment of the prospects for corporate earnings growth.

Smaller-capitalization stocks did a little better than larger-capitalization stocks, and growth-oriented securities bested their value-oriented counterparts, but the uniformity of returns from different market segments was more striking than the differences.

International stocks produced more modest returns. In Europe, the precarious financial health of Greece and smaller economies such as Portugal and Ireland weighed on the markets. In Asia, the Japanese stock market’s weakness held back results for Asia Pacific indexes. Emerging market stocks continued to outpace those from developed markets.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Institutional	Peer Group
	Shares	Shares	Average
Prime Money Market Fund	0.25%	0.10%	0.77%
Federal Money Market Fund	0.25	—	0.68
Admiral Treasury Money Market
Fund	0.15	—	0.51

The fund expense ratios shown are from the prospectuses dated December 23, 2009, as revised April 9, 2010, and represent estimated costs for the fiscal year based on the funds’ net assets as of the prospectus date. For the six months ended February 28, 2010, the annualized expense ratios were: for the Prime Money Market Fund, 0.23% for Investor Shares and 0.09% for Institutional Shares; for the Federal Money Market Fund, 0.23%; and for the Admiral Treasury Money Market Fund, 0.14%. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2009.

Peer groups: for the Prime Money Market Fund, Money Market Funds; for the Federal Money Market Fund, Government Money Market Funds; for the Admiral Treasury Money Market Fund, U.S. Treasury Money Market Funds.

Funds have a role despite their meager yields
Vanguard’s money market funds served their purpose not only during the six months ended February 28 but also during the preceding year. Amid fears of a financial-industry implosion and the anxiety created by the volatile stock market in 2008 and 2009, the funds remained safe havens for investors who sought to preserve principal in highly liquid accounts.

Because of the historically low interest rates, however, our money market funds were unable to deliver income yields anywhere near their historical averages. (For example, the average annualized return since inception for the Admiral Treasury Money Market Fund, the lowest among the three Vanguard Funds, is 3.59%.) The Fed’s policy actions reduced the returns of our funds to near zero—and, with the exception of some institutional funds, they actually reduced the average return of competing government and Treasury money market funds to zero.

The Vanguard money market funds offered higher, if exceptionally modest, returns primarily because of our low-cost structure.

Among Vanguard’s funds, the Admiral Treasury Money Market Fund returned the least for the fiscal period. This is understandable because the fund invests predominantly in Treasury securities—which represented 100% of its assets as of February 28—and these are the most sensitive to changes in Fed policy. The Federal Money Market Fund and both share classes of the Prime Money Market Fund reported somewhat higher returns because of those funds’ wider investment mandates.

The Federal Money Market Fund’s investments include securities of both government agencies and the U.S. Treasury. The Prime Money Market Fund can venture even further afield into a variety of high-quality short-term securities issued by corporations. The highest return—on a relative basis, of course—was produced by the Institutional Shares of the Prime Money Market Fund, which also have the lowest expense ratio.

A balanced portfolio makes troubled times more bearable
The financial crisis spawned a massive inflow of funds into money market funds in 2008 as investors flocked to what were perceived to be safe investments, and a massive outflow from money market funds in 2009 as investors sought the higher yields offered by bond funds. (Vanguard money market fund shareholders were comparatively steadfast.)

Such skittishness risks undermining a sensible long-term investment program. A better approach—one that has withstood the test of time—is to develop a long-term portfolio that is balanced and diversified among stocks, bonds, and money market funds, which can help your long-term portfolio weather the uncomfortable (and admittedly sometimes awful) short-term ups and downs.

On another matter, I would like to inform you that as of January 1, 2010, we completed a leadership transition that began in March 2008. I succeeded Jack Brennan as chairman of Vanguard and each of the funds. Jack has agreed to serve as chairman emeritus and senior advisor. Under Jack’s leadership, Vanguard has grown to become a preeminent firm in the mutual fund industry. Jack’s energy, his relentless pursuit of perfection, and his unwavering focus on always doing the right thing for our clients are evident in every facet of Vanguard policy today.

F. William McNabb III
Chairman and Chief Executive Officer
March 11, 2010

Changes in Yields
			7-Day SEC Yield
	February 28,	August 31,	February 29,
Money Market Fund	2010	2009	2009
Prime
Investor Shares	0.01%	0.19%	1.15%
Institutional Shares	0.15	0.34	1.30
Federal	0.01	0.15	0.83
Admiral Treasury	0.01	0.07	0.53

Advisor’s Report

For the six months ended February 28, 2010, the three Vanguard Money Market Funds produced near-zero returns because of actions taken by the Federal Reserve Board to keep its target federal funds rate between 0% and 0.25%. As the fiscal period drew to a close, the Fed yet again said that it planned to maintain rates at a low level “for an extended period.” In this challenging environment, the funds’ returns were above the average returns of competing funds, ranging from 0.02% for the Admiral Treasury Money Market Fund to 0.12% for the Institutional Shares of the Prime Money Market Fund.

The regulatory environment
Investor anxiety about the safety of money market funds continued to dissipate during the six months, as evidenced by the U.S. Treasury’s decision to let its program that insured investors’ holdings in certain money market funds expire in September 2009.

Changes have also been made in the way money market funds operate, with the aim of enhancing the safety and liquidity of these portfolios. The Investment Company Institute, the fund industry trade group, issued recommendations in March 2009, and in February 2010, the Securities and Exchange Commission (SEC) announced new rules that go into effect in May.

On balance, the amended SEC rules increase the credit quality of portfolios by limiting holdings of lower-rated credits, shorten maturities to decrease interest rate risk, increase liquidity to meet both expected and unexpected redemptions, and increase transparency so that investors can better understand risks.

The rules mandate reductions in money market funds’ weighted average maturities, from 90 days to 60 days. The SEC also introduced a new weighted average life calculation aimed at limiting funds’ use of floating-rate securities. The new portfolio liquidity requirements, combined with the weighted maturity and life limitations, will require us to shorten the maturities of the Vanguard funds’ holdings.

The investment environment
The money market yield curve remained steep during the fiscal period, allowing us to achieve higher returns despite the near-zero yield environment. We have taken advantage of longer-dated opportunities, including agency discount notes. These notes contribute to the enhanced liquidity requirements mandated by the SEC for money funds.

Financial conditions continue to improve, allowing the Fed to gradually unwind some of the policies it set in motion to help stabilize the financial markets. At the same time, our team of credit analysts has begun to lift some of the restrictions previously placed on issuers, and this will widen the diversification opportunities available to the funds.

On Christmas Eve, the Treasury removed the caps on financial assistance to Fannie Mae and Freddie Mac. Under the new agreement, the U.S. Treasury will cover any net losses incurred by Fannie and Freddie over the next three years, solidifying the relationship between the government and these mortgage giants.

Yields on Treasury bills frequently hovered in the low single digits in basis points (which represent one-hundredth of a percentage point) during the period. They recently drifted back into double-digit territory when the Treasury began issuing bills designed to help the Fed manage its open-market operations.

David R. Glocke, Principal
Vanguard Fixed Income Group
March 16, 2010

Prime Money Market Fund

Fund Profile
As of February 28, 2010

Financial Attributes
	Investor	Institutional
	Shares	Shares
Ticker Symbol	VMMXX	VMRXX
Expense Ratio[1]	0.25%	0.10%
7-Day SEC Yield	0.01%	0.15%
Average Quality	Aa1	Aa1
Average Weighted
Maturity	73 days	73 days
Average quality: Moody’s Investors Service.

Sector Diversification (% of portfolio)
Commercial Paper		15.1%
Certificates of Deposit		44.9
Bankers Acceptances		1.7
U.S. Treasury Bills		18.3
U.S. Govt. Obligations		18.5
Repurchase Agreements		1.5

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)

Aaa	42.5%
Aa	44.6
A	12.9
Ratings: Moody’s Investors Service.

1 The expense ratios shown are from the prospectuses dated December 23, 2009, as revised April 9, 2010, and represent estimated costs for the fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended February 28, 2010, the annualized expense ratios were 0.23% for Investor Shares and 0.09% for Institutional Shares.

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 1999, Through February 28, 2010
	Investor Shares	Money Market Funds Average
Fiscal Year	Total Returns	Total Returns
2000	5.90%	5.30%
2001	5.43	4.75
2002	2.09	1.40
2003	1.12	0.60
2004	0.83	0.39
2005	2.31	1.68
2006	4.38	3.69
2007	5.23	4.55
2008	3.60	3.02
2009	1.31	0.62
2010	0.05	0.02
7-day SEC yield (2/28/2010): 0.01%
Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2010, performance data reflect the six months ended February 28, 2010.

Average Annual Total Returns: Periods Ended December 31, 2009
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/4/1975	0.53%	3.25%	3.03%
Institutional Shares	10/3/1989	0.68	3.43	3.22

Vanguard fund total returns do not include any transaction or account fees that applied in the periods shown. Fund prospectuses provide information about current fees.
See Financial Highlights for dividend information.

Prime Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information). In addition, the fund publishes its holdings on a monthly basis at www.vanguard.com.

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (36.1%)
2	Fannie Mae Discount Notes	0.220%	8/4/10	14,700	14,686
2	Fannie Mae Discount Notes	0.220%	8/11/10	24,342	24,318
2,3	Federal Home Loan Banks	0.120%	5/13/10	1,079,640	1,079,370
2,3	Federal Home Loan Mortgage Corp.	0.303%	4/7/10	3,247,000	3,246,747
2,3	Federal Home Loan Mortgage Corp.	0.160%	5/4/10	500,000	499,887
2,3	Federal Home Loan Mortgage Corp.	0.179%	5/5/10	1,250,000	1,250,312
2,3	Federal National Mortgage Assn.	0.131%	2/27/10	2,000,000	1,998,873
2,3	Federal National Mortgage Assn.	0.138%	3/11/10	1,000,000	999,126
2,3	Federal National Mortgage Assn.	0.130%	5/13/10	3,000,000	2,999,640
2	Freddie Mac Discount Notes	0.200%	7/15/10	2,402,000	2,400,185
2	Freddie Mac Discount Notes	0.200%	7/16/10	2,002,000	2,000,476
2	Freddie Mac Discount Notes	0.220%–0.230%	8/16/10	250,000	249,739
2	Freddie Mac Discount Notes	0.220%	8/19/10	1,602,500	1,600,825
2	Freddie Mac Discount Notes	0.220%	8/20/10	1,602,500	1,600,816
	United States Treasury Bill	0.240%	3/4/10	900,000	899,982
	United States Treasury Bill	0.190%	3/25/10	863,820	863,711
	United States Treasury Bill	0.190%	4/1/10	1,000,000	999,836
	United States Treasury Bill	0.150%	4/15/10	850,000	849,841
	United States Treasury Bill	0.170%	4/22/10	1,000,000	999,755
	United States Treasury Bill	0.180%–0.185%	4/29/10	1,000,000	999,701
	United States Treasury Bill	0.165%	5/13/10	1,000,000	999,665
	United States Treasury Bill	0.165%	5/20/10	1,300,000	1,299,523
	United States Treasury Bill	0.150%	6/3/10	1,000,000	999,608
	United States Treasury Bill	0.165%	6/10/10	3,000,000	2,998,611
	United States Treasury Bill	0.160%	6/17/10	3,000,000	2,998,560
	United States Treasury Bill	0.170%	6/24/10	3,150,000	3,148,289
	United States Treasury Bill	0.190%–0.200%	7/1/10	650,000	649,568
	United States Treasury Bill	0.190%	8/26/10	995,000	994,065
Total U.S. Government and Agency Obligations (Cost $39,665,715)					39,665,715
Commercial Paper (14.8%)
Finance—Auto (0.6%)
	American Honda Finance Corp.	0.160%	3/8/10	54,000	53,998
	American Honda Finance Corp.	0.160%–0.180%	3/18/10	70,000	69,994
	American Honda Finance Corp.	0.180%	4/13/10	132,000	131,972
	American Honda Finance Corp.	0.190%	4/29/10	120,055	120,018

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Toyota Credit Canada Inc.	0.280%	7/6/10	75,000	74,926
Toyota Credit Canada Inc.	0.280%	7/7/10	50,000	49,950
Toyota Credit Canada Inc.	0.280%	7/19/10	25,000	24,973
Toyota Credit Canada Inc.	0.280%	7/27/10	39,500	39,454
Toyota Motor Credit Corp.	0.210%	3/16/10	35,000	34,997
Toyota Motor Credit Corp.	0.280%	7/6/10	50,000	49,951
				650,233
Finance—Other (3.2%)
General Electric Capital Corp.	0.351%	3/4/10	300,000	299,991
General Electric Capital Corp.	0.321%	3/9/10	1,000,000	999,929
General Electric Capital Corp.	0.321%	3/15/10	493,000	492,938
General Electric Capital Corp.	0.300%	4/5/10	493,000	492,856
General Electric Capital Corp.	0.270%	6/1/10	248,000	247,829
General Electric Capital Corp.	0.290%	8/3/10	500,000	499,376
General Electric Capital Corp.	0.290%	8/4/10	475,000	474,403
				3,507,322
Foreign Banks (6.8%)
Abbey National NA LLC	0.310%	3/15/10	493,000	492,941
4 Australia & New Zealand Banking Group, Ltd.	0.321%	3/10/10	98,605	98,597
4 Australia & New Zealand Banking Group, Ltd.	0.321%	3/11/10	86,775	86,767
4 Australia & New Zealand Banking Group, Ltd.	0.280%	8/5/10	246,910	246,609
CBA (Delaware) Finance Inc.	0.190%	3/1/10	89,000	89,000
CBA (Delaware) Finance Inc.	0.190%	3/2/10	326,000	325,998
CBA (Delaware) Finance Inc.	0.321%	3/11/10	98,000	97,991
CBA (Delaware) Finance Inc.	0.321%	3/15/10	339,000	338,958
CBA (Delaware) Finance Inc.	0.310%	3/25/10	100,000	99,979
CBA (Delaware) Finance Inc.	0.310%	3/31/10	125,000	124,968
CBA (Delaware) Finance Inc.	0.295%	4/6/10	98,500	98,471
CBA (Delaware) Finance Inc.	0.300%	6/7/10	200,000	199,837
CBA (Delaware) Finance Inc.	0.310%	6/10/10	145,100	144,974
4 Commonwealth Bank of Australia	0.200%	5/24/10	186,750	186,663
4 Commonwealth Bank of Australia	0.280%	8/18/10	99,000	98,869
4 Commonwealth Bank of Australia	0.280%	8/19/10	170,000	169,774
4 Danske Corp.	0.321%	3/16/10	493,000	492,934
4 Danske Corp.	0.200%	4/12/10	60,000	59,986
4 Danske Corp.	0.200%	4/13/10	192,000	191,954
4 Danske Corp.	0.195%	4/27/10	79,930	79,905
4 Danske Corp.	0.200%	5/17/10	69,125	69,095
4 Danske Corp.	0.275%	6/1/10	498,000	497,650
4 Danske Corp.	0.300%	6/15/10	750,000	749,338
4 Danske Corp.	0.280%	7/22/10	740,735	739,911
4 Westpac Banking Corp.	0.321%	3/15/10	50,000	49,994
4 Westpac Banking Corp.	0.321%	3/17/10	250,000	249,965
4 Westpac Banking Corp.	0.300%	4/6/10	199,000	198,940
4 Westpac Banking Corp.	0.265%	6/1/10	490,000	489,668
4 Westpac Banking Corp.	0.265%	6/4/10	320,000	319,776
4 Westpac Banking Corp.	0.270%	7/12/10	397,000	396,604
				7,486,116
Foreign Governments (2.3%)
Caisse D’Amortissement de la
Dette Sociale	0.300%	3/22/10	246,530	246,487
Caisse D’Amortissement de la
Dette Sociale	0.290%–0.295%	3/23/10	586,000	585,895
4 Kreditanstalt Fuer Wiederaufbau	0.215%	3/2/10	550,000	549,997

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
4 Kreditanstalt Fuer Wiederaufbau	0.150%	4/14/10	191,000	190,965
4 Kreditanstalt Fuer Wiederaufbau	0.150%	4/15/10	47,000	46,991
4 Kreditanstalt Fuer Wiederaufbau	0.150%	4/22/10	116,895	116,869
Societe de Prise de Participation de l’Etat	0.210%	3/3/10	177,000	176,998
Societe de Prise de Participation de l’Etat	0.210%	3/4/10	300,000	299,995
Societe de Prise de Participation de l’Etat	0.210%	3/5/10	182,000	181,996
Societe de Prise de Participation de l’Etat	0.170%	4/6/10	124,000	123,979
				2,520,172
Foreign Industrial (1.6%)
4 Nestle Capital Corp.	0.200%	3/10/10	26,500	26,499
4 Nestle Capital Corp.	0.210%	7/13/10	218,800	218,629
4 Nestle Capital Corp.	0.210%	7/19/10	200,000	199,837
4 Nestle Capital Corp.	0.270%	9/1/10	498,500	497,812
Nestle Finance International Ltd.	0.215%	7/19/10	284,000	283,762
4 Total Capital Canada, Ltd.	0.200%	3/4/10	80,000	79,999
4 Total Capital Canada, Ltd.	0.190%	4/8/10	210,760	210,718
4 Total Capital Canada, Ltd.	0.200%	4/16/10	70,000	69,982
4 Total Capital Canada, Ltd.	0.190%	5/20/10	143,250	143,189
				1,730,427
Industrial (0.3%)
General Electric Co.	0.170%	3/22/10	340,000	339,966
4 Microsoft Corp.	0.210%	7/15/10	27,230	27,209
				367,175
Total Commercial Paper (Cost $16,261,445)				16,261,445
Certificates of Deposit (44.1%)
Domestic Banks (1.5%)
State Street Bank & Trust Co.	0.210%	4/5/10	500,000	500,000
State Street Bank & Trust Co.	0.210%	4/8/10	440,000	440,000
State Street Bank & Trust Co.	0.200%	4/13/10	198,500	198,500
State Street Bank & Trust Co.	0.280%	7/22/10	300,000	300,000
State Street Bank & Trust Co.	0.280%	7/26/10	250,000	250,000
				1,688,500
Eurodollar Certificates of Deposit (13.8%)
Australia & New Zealand Banking Group, Ltd.	0.330%	3/11/10	300,000	300,000
Australia & New Zealand Banking Group, Ltd.	0.210%	3/15/10	98,000	98,000
Australia & New Zealand Banking Group, Ltd.	0.340%	3/22/10	148,000	148,000
Australia & New Zealand Banking Group, Ltd.	0.320%	3/23/10	496,000	496,000
Australia & New Zealand Banking Group, Ltd.	0.310%	4/28/10	240,000	240,000
Australia & New Zealand Banking Group, Ltd.	0.280%	8/10/10	247,000	247,000
Australia & New Zealand Banking Group, Ltd.	0.280%	8/18/10	249,000	249,000
Australia & New Zealand Banking Group, Ltd.	0.280%	8/20/10	249,000	249,000
Australia & New Zealand Banking Group, Ltd.	0.280%	8/23/10	247,000	247,000
Banco Bilbao Vizcaya Argentaria, SA	0.335%	3/16/10	255,000	255,000
Bank of Nova Scotia	0.250%	6/1/10	500,000	500,000
Bank of Nova Scotia	0.250%	6/1/10	250,000	250,000
Commonwealth Bank of Australia	0.340%	3/11/10	198,000	198,001
Commonwealth Bank of Australia	0.320%	3/29/10	750,000	750,000
Commonwealth Bank of Australia	0.280%	7/7/10	200,000	200,000
Credit Agricole S.A.	0.330%	5/4/10	860,000	860,000
Credit Agricole S.A.	0.290%	5/19/10	500,000	500,000
Credit Agricole S.A.	0.290%	6/1/10	495,000	495,000
Credit Agricole S.A.	0.310%	7/13/10	275,000	275,000
Credit Agricole S.A.	0.310%	7/26/10	465,000	465,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Credit Agricole S.A.	0.310%	8/4/10	700,000	700,000
ING Bank N.V.	0.310%	3/1/10	1,000,000	1,000,000
ING Bank N.V.	0.260%	3/8/10	515,000	515,000
ING Bank N.V.	0.240%	4/21/10	420,000	420,000
ING Bank N.V.	0.240%	5/24/10	270,000	270,000
Intesa SanPaulo SpA (London Branch)	0.210%	3/1/10	600,000	600,000
Intesa SanPaulo SpA (London Branch)	0.210%	3/3/10	296,000	296,000
Lloyds TSB Bank PLC	0.190%	3/19/10	250,000	250,000
National Australia Bank Ltd.	0.370%	3/1/10	470,000	470,000
National Australia Bank Ltd.	0.370%	3/4/10	300,000	300,000
National Australia Bank Ltd.	0.370%	3/8/10	200,000	200,000
National Australia Bank Ltd.	0.370%	3/10/10	240,000	240,000
National Australia Bank Ltd.	0.210%	3/18/10	230,000	230,000
National Australia Bank Ltd.	0.350%	4/1/10	260,000	260,000
National Australia Bank Ltd.	0.310%	4/7/10	250,000	250,000
National Australia Bank Ltd.	0.280%	7/7/10	250,000	250,000
National Australia Bank Ltd.	0.280%	7/22/10	250,000	250,000
National Australia Bank Ltd.	0.290%	8/9/10	270,000	270,000
National Australia Bank Ltd.	0.280%	8/23/10	575,000	575,000
Societe Generale (London Branch)	0.240%	3/2/10	530,000	530,000
Societe Generale (London Branch)	0.215%	5/4/10	235,000	235,000
				15,133,001
Yankee Certificates of Deposit (28.8%)
Abbey National Treasury Services PLC
(U.S. Branch)	0.200%	3/1/10	570,000	570,000
Abbey National Treasury Services PLC
(U.S. Branch)	0.330%	3/1/10	400,000	400,000
Abbey National Treasury Services PLC
(U.S. Branch)	0.320%	3/29/10	500,000	500,000
Abbey National Treasury Services PLC
(U.S. Branch)	0.180%	4/15/10	260,000	260,000
Abbey National Treasury Services PLC
(U.S. Branch)	0.180%	4/19/10	200,000	200,000
Abbey National Treasury Services PLC
(U.S. Branch)	0.180%	4/22/10	500,000	500,000
Abbey National Treasury Services PLC
(U.S. Branch)	0.330%	5/4/10	150,000	150,000
Abbey National Treasury Services PLC
(U.S. Branch)	0.310%	8/23/10	230,000	230,000
Australia & New Zealand Banking Group
(New York Branch)	0.290%	6/8/10	99,000	99,000
Australia & New Zealand Banking Group
(New York Branch)	0.290%	7/1/10	50,000	50,000
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	0.355%	3/1/10	485,000	485,000
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	0.200%	4/19/10	400,000	400,000
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	0.200%	4/22/10	245,000	245,000
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	0.195%	4/28/10	155,000	155,000
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	0.200%	5/3/10	595,000	595,000
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	0.345%	5/18/10	205,000	205,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	0.305%	6/1/10	480,000	480,000
Bank of Montreal (Chicago Branch)	0.190%	3/1/10	149,000	149,000
Bank of Montreal (Chicago Branch)	0.190%	3/2/10	141,000	141,000
Bank of Montreal (Chicago Branch)	0.200%	3/18/10	285,000	285,000
Bank of Montreal (Chicago Branch)	0.170%	3/19/10	220,000	220,000
Bank of Montreal (Chicago Branch)	0.210%	3/22/10	100,000	100,000
Bank of Montreal (Chicago Branch)	0.180%	3/24/10	196,500	196,500
Bank of Montreal (Chicago Branch)	0.220%	4/6/10	165,000	165,000
Bank of Montreal (Chicago Branch)	0.180%	4/19/10	220,000	220,000
Bank of Montreal (Chicago Branch)	0.190%	4/19/10	41,000	41,000
Bank of Montreal (Chicago Branch)	0.190%	4/26/10	650,000	650,000
Bank of Nova Scotia (Houston Branch)	0.300%	4/27/10	230,000	230,000
Bank of Nova Scotia (Houston Branch)	0.300%	4/30/10	490,000	490,000
Bank of Nova Scotia (Houston Branch)	0.270%	5/24/10	248,000	248,000
Bank of Nova Scotia (Houston Branch)	0.300%	6/14/10	246,000	246,000
Bank of Nova Scotia (Houston Branch)	0.270%	6/23/10	135,000	135,000
Bank of Nova Scotia (Houston Branch)	0.300%	7/6/10	165,000	165,000
Bank of Nova Scotia (Houston Branch)	0.280%	8/2/10	440,000	440,000
Bank of Nova Scotia (Houston Branch)	0.280%	8/2/10	495,000	495,000
Bank of Nova Scotia (Houston Branch)	0.290%	8/24/10	100,000	100,000
BNP Paribas (New York Branch)	0.360%	3/8/10	500,000	500,000
BNP Paribas (New York Branch)	0.330%	4/6/10	165,000	165,000
BNP Paribas (New York Branch)	0.220%	4/13/10	225,000	225,000
BNP Paribas (New York Branch)	0.320%	4/29/10	300,000	300,000
BNP Paribas (New York Branch)	0.230%	5/24/10	175,000	175,000
BNP Paribas (New York Branch)	0.280%	7/21/10	520,000	520,000
BNP Paribas (New York Branch)	0.290%	8/9/10	750,000	750,000
BNP Paribas (New York Branch)	0.300%	8/18/10	500,000	500,000
DNB NOR Bank ASA (New York Branch)	0.350%	3/11/10	400,000	400,000
DNB NOR Bank ASA (New York Branch)	0.340%	3/16/10	302,000	302,000
DNB NOR Bank ASA (New York Branch)	0.330%	4/28/10	480,000	480,000
Intesa Sanpaolo SpA (New York Branch)	0.210%	3/2/10	255,000	255,000
Intesa Sanpaolo SpA (New York Branch)	0.200%	4/19/10	460,000	460,000
Intesa Sanpaolo SpA (New York Branch)	0.300%	5/5/10	500,000	500,000
Lloyds TSB Bank PLC (New York Branch)	0.190%	3/17/10	130,000	130,000
Lloyds TSB Bank PLC (New York Branch)	0.190%	3/17/10	320,000	320,000
Lloyds TSB Bank PLC (New York Branch)	0.170%	3/23/10	300,000	300,000
Lloyds TSB Bank PLC (New York Branch)	0.210%	4/1/10	100,000	100,000
Lloyds TSB Bank PLC (New York Branch)	0.200%	4/14/10	375,000	375,000
Lloyds TSB Bank PLC (New York Branch)	0.200%	4/22/10	325,000	325,000
Lloyds TSB Bank PLC (New York Branch)	0.200%	4/28/10	400,000	400,000
Nordea Bank Finland PLC (New York Branch)	0.200%	3/1/10	165,000	165,000
Nordea Bank Finland PLC (New York Branch)	0.320%	3/10/10	500,000	500,000
Nordea Bank Finland PLC (New York Branch)	0.170%	3/22/10	95,000	95,000
Nordea Bank Finland PLC (New York Branch)	0.180%	4/28/10	400,000	400,000
Nordea Bank Finland PLC (New York Branch)	0.210%	5/18/10	800,000	800,000
Nordea Bank Finland PLC (New York Branch)	0.290%	5/18/10	198,000	198,000
Rabobank Nederland NV (New York Branch)	0.350%	3/1/10	500,000	500,000
Rabobank Nederland NV (New York Branch)	0.200%	3/2/10	411,000	411,000
Rabobank Nederland NV (New York Branch)	0.340%	3/17/10	400,000	400,000
Rabobank Nederland NV (New York Branch)	0.330%	4/1/10	200,000	200,000
Rabobank Nederland NV (New York Branch)	0.290%	5/19/10	400,000	400,000
Rabobank Nederland NV (New York Branch)	0.300%	6/8/10	325,000	325,000
Rabobank Nederland NV (New York Branch)	0.280%	8/5/10	493,000	493,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Rabobank Nederland NV (New York Branch)	0.800%	8/9/10	99,000	99,225
Rabobank Nederland NV (New York Branch)	0.280%	8/18/10	496,000	496,000
Royal Bank of Canada (New York Branch)	0.300%	3/22/10	500,000	500,000
Royal Bank of Canada (New York Branch)	0.250%	7/22/10	246,000	246,000
Royal Bank of Scotland PLC (Connecticut Branch)	0.220%	4/9/10	495,000	495,000
Royal Bank of Scotland PLC (Connecticut Branch)	0.220%	4/15/10	440,000	440,000
Royal Bank of Scotland PLC (Connecticut Branch)	0.220%	4/15/10	220,000	220,000
Societe Generale (New York Branch)	0.230%	3/15/10	700,000	700,000
Societe Generale (New York Branch)	0.230%	4/21/10	185,000	185,000
Societe Generale (New York Branch)	0.220%	5/4/10	550,000	550,000
Svenska Handelsbanken (New York Branch)	0.200%	3/1/10	495,000	495,000
Svenska Handelsbanken (New York Branch)	0.190%	4/22/10	620,000	620,000
Svenska Handelsbanken (New York Branch)	0.200%	5/24/10	1,090,000	1,090,000
Toronto Dominion Bank (New York Branch)	0.320%	3/22/10	335,000	335,000
Toronto Dominion Bank (New York Branch)	0.310%	3/23/10	350,000	350,000
Toronto Dominion Bank (New York Branch)	0.310%	3/25/10	144,600	144,602
Toronto Dominion Bank (New York Branch)	0.280%	4/6/10	400,000	400,000
Toronto Dominion Bank (New York Branch)	0.270%	5/17/10	300,000	300,000
Toronto Dominion Bank (New York Branch)	0.270%	6/23/10	261,000	261,000
Toronto Dominion Bank (New York Branch)	0.260%	7/13/10	300,000	300,000
Toronto Dominion Bank (New York Branch)	0.260%	7/14/10	127,400	127,400
Toronto Dominion Bank (New York Branch)	0.260%	8/3/10	123,000	123,000
Westpac Banking Corp. (New York Branch)	0.320%	3/8/10	596,000	596,000
				31,682,727
Total Certificates of Deposit (Cost $48,504,228)				48,504,228
Other Notes (1.7%)
Bank of America, NA	0.200%	4/6/10	177,000	177,000
Bank of America, NA	0.180%	4/19/10	850,000	850,000
Bank of America, NA	0.200%	5/3/10	200,000	200,000
Bank of America, NA	0.200%	5/3/10	100,000	100,000
Bank of America, NA	0.200%	5/10/10	500,000	500,000
Total Other Notes (Cost $1,827,000)				1,827,000
Repurchase Agreements (1.4%)
Banc of America Securities, LLC
(Dated 2/26/10, Repurchase Value
$230,002,000, collateralized by
U.S. Treasury Bill 0.000%, 12/16/10)	0.100%	3/1/10	230,000	230,000
Banc of America Securities, LLC
(Dated 2/26/10, Repurchase Value
$118,001,000, collateralized by
U.S. Treasury Note 4.000%, 8/15/18)	0.100%	3/1/10	118,000	118,000
Barclays Capital Inc.
(Dated 2/26/10, Repurchase Value
$100,001,000, collateralized by
U.S. Treasury Note 1.750%–4.250%,
1/31/14–11/15/17)	0.100%	3/1/10	100,000	100,000
BNP Paribas Securities Corp.
(Dated 2/26/10, Repurchase Value
$320,003,000, collateralized by
U.S. Treasury Inflation Adjusted Note
1.375%–3.500%, 1/15/11–1/15/20)	0.110%	3/1/10	320,000	320,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Credit Suisse Securities (USA) LLC
(Dated 2/26/10, Repurchase Value
$50,000,000, collateralized by
U.S. Treasury Note 2.250%, 1/31/15)	0.100%	3/1/10	50,000	50,000
Deutsche Bank Securities, Inc.
(Dated 2/26/10, Repurchase Value
$150,001,000, collateralized by
U.S. Treasury Note 1.000%–7.500%,
12/31/11–11/15/24)	0.100%	3/1/10	150,000	150,000
J.P. Morgan Securities Inc.
(Dated 2/26/10, Repurchase Value
$75,001,000, collateralized by
U.S. Treasury Note 1.375%, 11/15/12)	0.100%	3/1/10	75,000	75,000
RBC Capital Markets Corp.
(Dated 2/26/10, Repurchase Value
$50,001,000, collateralized by
Federal Home Loan Bank 0.025%,
2/25/11, Federal National Mortgage Assn.
4.750%, 3/12/10)	0.120%	3/1/10	50,000	50,000
RBS Securities, Inc.
(Dated 2/26/10, Repurchase Value
$150,002,000, collateralized by
Federal Home Loan Bank Discount Note,
4/16/10–4/26/10, Federal National
Mortgage Assn. Discount Note,
5/12/10–6/25/10)	0.120%	3/1/10	150,000	150,000
Societe Generale
(Dated 2/26/10, Repurchase Value
$40,924,000, collateralized by
U.S. Treasury Note 1.375%, 1/15/13)	0.080%	3/1/10	40,924	40,924
Societe Generale
(Dated 2/26/10, Repurchase Value
$275,003,000, collateralized by
U.S. Treasury Bill 0.000%, 4/22/10,
U.S. Treasury Note 8.000%, 11/15/21,
U.S. Treasury Inflation Adjusted Note
3.875%, 4/15/29)	0.110%	3/1/10	275,000	275,000
Total Repurchase Agreements (Cost $1,558,924)				1,558,924

			Shares
Money Market Fund (0.8%)
5 Vanguard Municipal Cash Management Fund
(Cost $862,394)	0.178%		862,393,902	862,394

			Face
			Amount
			($000)
Tax-Exempt Municipal Bonds (1.1%)
Ascension Parish LA Ind. Dev. Board Rev.
(Geismar Project) VRDO	0.190%	3/3/10	79,000	79,000
Birmingham AL Public Educ. Building Student
Housing Rev. (Univ. Alabama Project) VRDO	0.190%	3/4/10	17,455	17,455

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Board of Regents of the Univ. of Texas
System Rev. Financing System VRDO	0.150%	3/4/10	95,000	95,000
Boone County KY Pollution Rev.
(Duke Energy Inc. Project) VRDO	0.160%	3/3/10	19,000	19,000
California Infrastructure & Econ. Dev. Bank Rev.
(Orange County Performing) VRDO	0.140%	3/4/10	36,900	36,900
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.190%	3/4/10	55,695	55,695
California Statewide Communities Dev. Auth. Rev.
(Los Angeles County Museum) VRDO	0.150%	3/3/10	19,000	19,000
Curators of the Univ. of Missouri
System Fac. Rev. VRDO	0.160%	3/4/10	44,000	44,000
District of Columbia Rev.
(Georgetown Univ.) VRDO	0.150%	3/4/10	17,200	17,200
District of Columbia Rev.
(Washington Drama Society) VRDO	0.170%	3/4/10	20,375	20,375
Harris County TX Cultural Educ. Fac. Finance Corp.
Rev. (Baylor College of Medicine) VRDO	0.220%	3/3/10	42,500	42,500
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	0.210%	3/3/10	18,900	18,900
Loudoun County VA IDA Rev.
(Howard Hughes Medical Institute) VRDO	0.150%	3/3/10	30,165	30,165
Louisiana Gasoline and Fuel Tax Rev. VRDO	0.190%	3/4/10	37,500	37,500
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. Of Maryland Medical System) VRDO	0.160%	3/4/10	30,260	30,260
Massachusetts Health & Educ. Fac. Auth. Rev.
(Farber Cancer Institute) VRDO	0.170%	3/4/10	27,250	27,250
Massachusetts Health & Educ. Fac. Auth. Rev.
(MIT) VRDO	0.150%	3/4/10	19,320	19,320
Massachusetts Health & Educ. Fac. Auth. Rev.
(South Coast Health System) VRDO	0.180%	3/4/10	16,000	16,000
Miami-Dade County FL Special Obligation VRDO	0.170%	3/3/10	25,350	25,350
Minneapolis & St. Paul MN Housing &
Redev. Auth. Health Care System
(Allina Health Care) VRDO	0.140%	3/4/10	15,000	15,000
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (BJC Health System) VRDO	0.150%	3/4/10	18,000	18,000
New Hampshire Health & Educ. Fac. Auth. Rev.
(Dartmouth College) VRDO	0.170%	3/3/10	28,250	28,250
New Jersey Econ. Dev. Auth. Rev. VRDO	0.170%	3/3/10	82,500	82,500
New Jersey Transp. Trust Fund Auth. Rev. VRDO	0.160%	3/3/10	32,800	32,800
New York City NY Cultural Resources Rev.
(Lincoln Center) VRDO	0.160%	3/4/10	32,500	32,500
New York City NY GO VRDO	0.190%	3/4/10	29,250	29,250
New York State Energy Research & Dev. Auth.
(Con Edison) VRDO	0.150%	3/3/10	18,800	18,800
New York State Housing Finance Agency Rev.
VRDO	0.170%	3/3/10	31,500	31,500
New York State Urban Dev. Corp. Rev. VRDO	0.150%	3/4/10	10,375	10,375
North Texas Tollway Auth. Rev. VRDO	0.160%	3/3/10	13,500	13,500
Pittsburgh PA Water & Sewer Auth. Rev. VRDO	0.180%	3/4/10	49,500	49,500
South Carolina Transp. Infrastructure Rev. VRDO	0.160%	3/3/10	47,500	47,500
Univ. of Texas Permanent Univ. Fund Rev. VRDO	0.160%	3/4/10	56,670	56,670
Univ. of Texas Rev. VRDO	0.150%	3/4/10	58,300	58,300

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Utah Housing Corp. Single Family Mortgage Rev.
VRDO	0.210%	3/3/10	16,500	16,500
Utah Housing Corp. Single Family Mortgage Rev.
VRDO	0.210%	3/3/10	19,250	19,250
Washington Health Care Fac. Auth.
(Multicare Health System) VRDO	0.160%	3/4/10	10,000	10,000
Washington Health Care Fac. Auth.
(Swedish Health Services) VRDO	0.160%	3/3/10	20,500	20,500
Total Tax-Exempt Municipal Bonds (Cost $1,241,565)				1,241,565
Total Investments (100.0%) (Cost $109,921,271)				109,921,271
Other Assets and Liabilities (0.0%)
Other Assets				437,753
Liabilities				(459,273)
				(21,520)
Net Assets (100%)				109,899,751

At February 28, 2010, net assets consisted of:
				Amount
				($000)
Paid-in-Capital				109,883,313
Undistributed Net Investment Income				—
Accumulated Net Realized Gains				16,438
Net Assets				109,899,751

Investor Shares—Net Assets
Applicable to 91,483,575,119 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				91,497,621
Net Asset Value Per Share—Investor Shares				$1.00

Institutional Shares—Net Assets
Applicable to 18,399,812,416 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				18,402,130
Net Asset Value Per Share—Institutional Shares				$1.00

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At February 28, 2010, the aggregate value of these securities was $7,851,695,000, representing 7.1% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
GO—General Obligation Bond.
VRDO—Variable Rate Demand Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2010
($000)
Investment Income
Income
Interest[1]	188,008
Total Income	188,008
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,586
Management and Administrative—Investor Shares	86,136
Management and Administrative—Institutional Shares	4,506
Marketing and Distribution—Investor Shares	15,467
Marketing and Distribution—Institutional Shares	2,979
Money Market Guarantee Program	1,989
Custodian Fees	822
Shareholders’ Reports—Investor Shares	365
Shareholders’ Reports—Institutional Shares	69
Trustees’ Fees and Expenses	110
Total Expenses	115,029
Net Investment Income	72,979
Realized Net Gain (Loss) on Investment Securities Sold	802
Net Increase (Decrease) in Net Assets Resulting from Operations	73,781
1 Interest income from an affiliated company of the fund was $749,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	72,979	1,453,557
Realized Net Gain (Loss)	802	12,330
Net Increase (Decrease) in Net Assets Resulting from Operations	73,781	1,465,887
Distributions
Net Investment Income
Investor Shares	(50,383)	(1,231,299)
Institutional Shares	(22,596)	(222,258)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(72,979)	(1,453,557)
Capital Share Transactions
Investor Shares	(4,581,016)	3,583,887
Institutional Shares	79,168	4,477,418
Net Increase (Decrease) from Capital Share Transactions	(4,501,848)	8,061,305
Total Increase (Decrease)	(4,501,046)	8,073,635
Net Assets
Beginning of Period	114,400,797	106,327,162
End of Period	109,899,751	114,400,797

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	February 28,				Year Ended August 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.013	.035	.051	.043	.023
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.001	.013	.035	.051	.043	.023
Distributions
Dividends from Net Investment Income	(.001)	(.013)	(.035)	(.051)	(.043)	(.023)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.001)	(.013)	(.035)	(.051)	(.043)	(.023)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.05%	1.31%	3.60%	5.23%	4.38%	2.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$91,498	$96,078	$92,483	$84,052	$64,578	$46,454
Ratio of Total Expenses to
Average Net Assets	0.23%[2]	0.28%[3]	0.23%	0.24%	0.29%	0.30%
Ratio of Net Investment Income to
Average Net Assets	0.11%[2]	1.25%	3.49%	5.10%	4.33%	2.29%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.
3 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds. See Note E in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	February 28,				Year Ended August 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.015	.037	.053	.045	.025
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.001	.015	.037	.053	.045	.025
Distributions
Dividends from Net Investment Income	(.001)	(.015)	(.037)	(.053)	(.045)	(.025)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.001)	(.015)	(.037)	(.053)	(.045)	(.025)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.12%	1.47%	3.75%	5.39%	4.58%	2.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,402	$18,323	$13,844	$10,022	$6,269	$5,764
Ratio of Total Expenses to
Average Net Assets	0.09%[1]	0.13%[2]	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	0.25%[1]	1.40%	3.64%	5.26%	4.53%	2.51%

1 Annualized.
2 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds. See Note E in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2006–2009), and for the period ended February 28, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. Vanguard and the fund’s board have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the fund’s board may terminate the temporary expense limitation at any time. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2010, the fund had contributed capital of $22,021,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 8.81% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Prime Money Market Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	February 28, 2010		August 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	49,541,763	49,541,763	113,259,182	113,259,182
Issued in Lieu of Cash Distributions	48,994	48,994	1,193,463	1,193,463
Redeemed	(54,171,773)	(54,171,773)	(110,868,758)	(110,868,758)
Net Increase (Decrease)—Investor Shares	(4,581,016)	(4,581,016)	3,583,887	3,583,887
Institutional Shares
Issued	8,065,121	8,065,121	23,083,370	23,083,370
Issued in Lieu of Cash Distributions	21,924	21,924	211,837	211,837
Redeemed	(8,007,877)	(8,007,877)	(18,817,789)	(18,817,789)
Net Increase (Decrease)—Institutional Shares	79,168	79,168	4,477,418	4,477,418

E. On October 7, 2008, the board of trustees approved the fund’s participation in a temporary program introduced by the U.S. Treasury to guarantee the account values of shareholders in a money market fund in the event the fund’s net asset value fell below $0.995 and the fund’s trustees decided to liquidate the fund. The program covered the lesser of a shareholder’s account value on September 19, 2008, or on the date of liquidation. To participate, the fund was required to pay a fee of 0.01% of its net assets as of September 19, 2008, for coverage through December 18, 2008. In December 2008, the U.S. Treasury extended the program through April 30, 2009, and the fund’s trustees approved the fund’s continuing participation in the program at a cost of an additional 0.015% of its net assets as of September 19, 2008. In March 2009, the U.S. Treasury extended the program through September 18, 2009, and the fund’s trustees approved the fund’s continuing participation in the program at a cost of an additional 0.015% of its net assets as of September 19, 2008.

F. In preparing the financial statements as of February 28, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Federal Money Market Fund

Fund Profile
As of February 28, 2010

Financial Attributes
Ticker Symbol	VMFXX
Expense Ratio[1]	0.25%
7-Day SEC Yield	0.01%
Average Quality	Aaa
Average Weighted
Maturity	75 days
Average quality: Moody’s Investors Service.

Sector Diversification (% of portfolio)
U.S. Treasury Bills	29.1%
U.S. Government Obligations	62.3
Repurchase Agreements	8.6
The agency and mortgage-backed securities sectors may includeissues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
Aaa	100.0%
Ratings: Moody’s Investors Service.

1 The expense ratio shown is from the prospectus dated December 23, 2009, as revised April 9, 2010, and represents estimated costs for the fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended February 28, 2010, the annualized expense ratio was 0.23%.

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 1999, Through February 28, 2010
		Government Money Market Funds
		Average
Fiscal Year	Total Returns	Total Returns
2000	5.79%	5.30%
2001	5.41	4.82
2002	2.12	1.48
2003	1.11	0.64
2004	0.82	0.40
2005	2.26	1.73
2006	4.31	3.78
2007	5.17	4.58
2008	3.46	2.71
2009	1.06	0.43
2010	0.03	0.00
7-day SEC yield (2/28/2010): 0.01%
Government Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2010, performance data reflect the six months ended February 28, 2010.

Average Annual Total Returns: Periods Ended December 31, 2009
This table presents average annual total returns through the latest calendar quarter—rather than through the end ofthe fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Federal Money Market Fund	7/13/1981	0.40%	3.14%	2.96%

Vanguard fund total returns do not include any transaction or account fees that applied in the periods shown. Fund prospectuses provide information about current fees.
See Financial Highlights for dividend information.

Federal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information). In addition, the fund publishes its holdings on a monthly basis at www.vanguard.com.

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (92.5%)
2	Fannie Mae Discount Notes	0.130%	3/1/10	115,000	115,000
2	Fannie Mae Discount Notes	0.145%–0.150%	3/3/10	87,900	87,899
2	Fannie Mae Discount Notes	0.200%	3/10/10	7,300	7,300
2	Fannie Mae Discount Notes	0.145%	3/15/10	50,000	49,997
2	Fannie Mae Discount Notes	0.220%	3/17/10	50,000	49,995
2	Fannie Mae Discount Notes	0.200%	3/24/10	25,000	24,997
2	Fannie Mae Discount Notes	0.573%	4/1/10	100,000	99,951
2	Fannie Mae Discount Notes	0.200%	4/14/10	100,000	99,976
2	Fannie Mae Discount Notes	0.190%–0.200%	4/21/10	135,000	134,963
2	Fannie Mae Discount Notes	0.190%	4/28/10	28,475	28,466
2	Fannie Mae Discount Notes	0.150%–0.160%	5/12/10	132,600	132,560
2	Fannie Mae Discount Notes	0.150%	5/19/10	130,800	130,757
2	Fannie Mae Discount Notes	0.160%	6/1/10	55,000	54,977
2	Fannie Mae Discount Notes	0.180%–0.190%	6/2/10	115,000	114,945
2	Fannie Mae Discount Notes	0.200%	6/9/10	80,000	79,956
2	Fannie Mae Discount Notes	0.220%–0.230%	6/23/10	47,727	47,693
2	Fannie Mae Discount Notes	0.180%	7/7/10	2,495	2,493
2	Fannie Mae Discount Notes	0.200%	7/28/10	83,333	83,264
2	Fannie Mae Discount Notes	0.220%	8/4/10	45,000	44,957
2	Fannie Mae Discount Notes	0.215%–0.220%	8/11/10	85,000	84,916
2	Fannie Mae Discount Notes	0.230%	8/18/10	122,000	121,867
2	Federal Home Loan Bank Discount Notes	0.684%	4/1/10	75,000	74,956
2	Federal Home Loan Bank Discount Notes	0.735%	4/20/10	100,000	99,899
2	Federal Home Loan Bank Discount Notes	0.150%	5/14/10	150,000	149,954
2	Federal Home Loan Bank Discount Notes	0.150%	5/21/10	18,777	18,771
2	Federal Home Loan Bank Discount Notes	0.150%	5/24/10	50,000	49,982
2	Federal Home Loan Bank Discount Notes	0.205%	7/7/10	60,000	59,956
2	Federal Home Loan Bank Discount Notes	0.165%–0.180%	7/9/10	170,243	170,136
2	Federal Home Loan Bank Discount Notes	0.180%	7/14/10	150,000	149,899
2	Federal Home Loan Bank Discount Notes	0.180%	7/16/10	115,145	115,066
2,3	Federal Home Loan Banks	0.120%	5/13/10	165,000	164,960
2,3	Federal Home Loan Mortgage Corp.	0.303%	4/7/10	500,000	499,958
2,3	Federal Home Loan Mortgage Corp.	0.179%	5/5/10	95,000	94,986
2,3	Federal National Mortgage Assn.	0.199%	5/5/10	179,100	179,135
2	Freddie Mac Discount Notes	0.150%	3/2/10	109,000	109,000
2	Freddie Mac Discount Notes	0.250%	3/8/10	25,000	24,999

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
2 Freddie Mac Discount Notes	0.130%	3/9/10	100,000	99,997
2 Freddie Mac Discount Notes	0.200%–0.260%	3/15/10	256,821	256,796
2 Freddie Mac Discount Notes	0.175%	4/6/10	35,000	34,994
2 Freddie Mac Discount Notes	0.220%	4/7/10	50,000	49,989
2 Freddie Mac Discount Notes	0.260%	4/27/10	74,451	74,420
2 Freddie Mac Discount Notes	0.195%	5/3/10	73,693	73,668
2 Freddie Mac Discount Notes	0.180%	5/4/10	17,900	17,894
2 Freddie Mac Discount Notes	0.150%	5/10/10	80,000	79,977
2 Freddie Mac Discount Notes	0.220%	7/6/10	150,000	149,884
2 Freddie Mac Discount Notes	0.180%	7/12/10	67,328	67,283
2 Freddie Mac Discount Notes	0.200%	7/15/10	70,000	69,947
2 Freddie Mac Discount Notes	0.200%	7/16/10	70,000	69,947
2 Freddie Mac Discount Notes	0.180%–0.200%	7/19/10	100,945	100,873
2 Freddie Mac Discount Notes	0.230%	8/9/10	40,000	39,959
2 Freddie Mac Discount Notes	0.230%	8/10/10	35,000	34,964
2 Freddie Mac Discount Notes	0.220%	8/19/10	37,500	37,461
2 Freddie Mac Discount Notes	0.220%	8/20/10	37,500	37,461
United States Treasury Bill	0.210%	3/18/10	100,000	99,990
United States Treasury Bill	0.190%	3/25/10	194,626	194,601
United States Treasury Bill	0.150%	4/15/10	175,000	174,967
United States Treasury Bill	0.170%	5/6/10	50,000	49,984
United States Treasury Bill	0.165%	5/13/10	40,000	39,987
United States Treasury Bill	0.165%	5/20/10	70,000	69,974
United States Treasury Bill	0.140%	5/27/10	224,189	224,113
United States Treasury Bill	0.150%	6/3/10	260,000	259,898
United States Treasury Bill	0.165%	6/10/10	175,000	174,919
United States Treasury Bill	0.170%	6/24/10	400,000	399,783
United States Treasury Bill	0.200%	7/1/10	140,000	139,905
Total U.S. Government and Agency Obligations (Cost $6,682,221)				6,682,221
Repurchase Agreements (7.5%)
Banc of America Securities, LLC
(Dated 2/26/10, Repurchase Value
$100,001,000 collateralized by
U.S. Treasury Note 1.750%, 11/15/11)	0.100%	3/1/10	100,000	100,000
Banc of America Securities, LLC
(Dated 2/26/10, Repurchase Value
$11,458,000 collateralized by
U.S.Treasury Note 7.875%, 2/15/21)	0.100%	3/1/10	11,458	11,458
Barclays Capital Inc.
(Dated 2/26/10, Repurchase Value
75,001,000 collateralized by
U.S. Treasury Note 1.125%, 12/15/11)	0.100%	3/1/10	75,000	75,000
BNP Paribas Securities Corp.
(Dated 2/26/10, Repurchase Value
$125,001,000 collateralized by
U.S Treasury Inflation Adjusted Note
1.875%–3.375%, 1/15/12–7/15/19)	0.110%	3/1/10	125,000	125,000
Deutsche Bank Securities, Inc.
(Dated 2/26/10, Repurchase Value
$60,001,000 collateralized by
U.S. Treasury Note 0.875%, 5/31/11)	0.100%	3/1/10	60,000	60,000

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
RBS Securities, Inc.
(Dated 2/26/10, Repurchase Value
$60,001,000 collateralized by
Federal National Mortgage Assn.
Discount Note, 5/24/10–6/21/10)	0.120%	3/1/10	60,000	60,000
Societe Generale
(Dated 2/26/10, Repurchase Value
110,001,000 collateralized by
U.S. Treasury Note 1.375%, 4/15/12)	0.110%	3/1/10	110,000	110,000
Total Repurchase Agreements (Cost $541,458)				541,458
Total Investments (100.0%) (Cost $7,223,679)				7,223,679
Other Assets and Liabilities (0.0%)
Other Assets				16,879
Liabilities				(13,822)
				3,057
Net Assets (100%)
Applicable to 7,226,202,159 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				7,226,736
Net Asset Value Per Share				$1.00

At February 28, 2010, net assets consisted of:
				Amount
				($000)
Paid-in-Capital				7,226,214
Undistributed Net Investment Income				—
Accumulated Net Realized Gains				522
Net Assets				7,226,736

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2010
($000)
Investment Income
Income
Interest	11,550
Total Income	11,550
Expenses
The Vanguard Group—Note B
Investment Advisory Services	199
Management and Administrative	7,311
Marketing and Distribution	1,492
Custodian Fees	65
Shareholders’ Reports	17
Trustees’ Fees and Expenses	9
Total Expenses	9,093
Net Investment Income	2,457
Realized Net Gain (Loss) on Investment Securities Sold	14
Net Increase (Decrease) in Net Assets Resulting from Operations	2,471

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,457	111,570
Realized Net Gain (Loss)	14	492
Net Increase (Decrease) in Net Assets Resulting from Operations	2,471	112,062
Distributions
Net Investment Income	(2,457)	(111,570)
Realized Capital Gain	—	—
Total Distributions	(2,457)	(111,570)
Capital Share Transactions (at $1.00)
Issued	346,875	12,201,190
Issued in Lieu of Cash Distributions	2,379	107,157
Redeemed	(2,508,885)	(11,904,665)
Net Increase (Decrease) from Capital Share Transactions	(2,159,631)	403,682
Total Increase (Decrease)	(2,159,617)	404,174
Net Assets
Beginning of Period	9,386,353	8,982,179
End of Period	7,226,736	9,386,353

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,				Year Ended August 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0003	.011	.034	.051	.042	.022
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0003	.011	.034	.051	.042	.022
Distributions
Dividends from Net Investment Income	(.0003)	(.011)	(.034)	(.051)	(.042)	(.022)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0003)	(.011)	(.034)	(.051)	(.042)	(.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.03%	1.06%	3.46%	5.17%	4.31%	2.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,227	$9,386	$8,982	$7,672	$6,360	$5,507
Ratio of Total Expenses to
Average Net Assets	0.23%[2]	0.27%[3]	0.23%	0.24%	0.29%	0.30%
Ratio of Net Investment Income to
Average Net Assets	0.06%[2]	1.03%	3.33%	5.05%	4.25%	2.23%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.
3 Includes 0.02% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2006–2009), and for the period ended February 28, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. Vanguard and the fund’s board have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the fund’s board may terminate the temporary expense limitation at any time. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2010, the fund had contributed capital of $1,488,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.60% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Federal Money Market Fund

At February 28, 2010, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of February 28, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Admiral Treasury Money Market Fund

Fund Profile
As of February 28, 2010

Financial Attributes
Ticker Symbol	VUSXX
Expense Ratio[1]	0.15%
7-Day SEC Yield	0.01%
Average Quality	Aaa
Average Weighted
Maturity	72 days
Average quality: Moody’s Investors Service.

Sector Diversification (% of portfolio)
U.S. Treasury Bills	100.0%
The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
Aaa	100.0%
Ratings: Moody’s Investors Service.

1 The expense ratio shown is from the prospectus dated December 23, 2009, as revised April 9, 2010, and represents estimated costs for the fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended February 28, 2010, the annualized expense ratio was 0.14%.

Admiral Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 1999, Through February 28, 2010
		iMoneyNet Money Fund Report’s
		100% Treasury Funds Average
Fiscal Year	Total Returns	Total Returns
2000	5.54%	4.98%
2001	5.31	4.73
2002	2.15	1.58
2003	1.20	0.67
2004	0.91	0.39
2005	2.29	1.61
2006	4.22	3.54
2007	5.01	4.34
2008	3.08	2.08
2009	0.70	0.17
2010	0.02	0.00

7-day SEC yield (2/28/2010): 0.01%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.
Note: For 2010, performance data reflect the six months ended February 28, 2010.

Average Annual Total Returns: Periods Ended December 31, 2009
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Admiral Treasury Money Market
Fund	12/14/1992	0.25%	2.94%	2.86%

Vanguard fund total returns do not include any transaction or account fees that applied in the periods shown. Fund prospectuses provide information about current fees.
See Financial Highlights for dividend information.

Admiral Treasury Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information). In addition, the fund publishes its holdings on a monthly basis at www.vanguard.com.

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (99.9%)
United States Treasury Bill	0.060%–0.240%	3/4/10	1,840,000	1,839,983
United States Treasury Bill	0.050%–0.225%	3/11/10	812,000	811,966
United States Treasury Bill	0.040%–0.210%	3/18/10	1,620,043	1,619,943
United States Treasury Bill	0.070%–0.190%	3/25/10	879,000	878,917
United States Treasury Bill	0.190%	4/1/10	390,000	389,936
United States Treasury Bill	0.150%	4/8/10	620,000	619,902
United States Treasury Bill	0.060%–0.170%	4/22/10	1,287,000	1,286,746
United States Treasury Bill	0.055%–0.185%	4/29/10	1,301,906	1,301,576
United States Treasury Bill	0.095%–0.096%	5/6/10	1,569,000	1,568,726
United States Treasury Bill	0.110%–0.165%	5/13/10	1,799,000	1,798,556
United States Treasury Bill	0.100%	5/20/10	1,366,000	1,365,696
United States Treasury Bill	0.100%–0.140%	5/27/10	1,919,000	1,918,492
United States Treasury Bill	0.165%	6/10/10	700,000	699,676
United States Treasury Bill	0.160%	6/17/10	700,000	699,664
United States Treasury Bill	0.170%	6/24/10	650,000	649,647
United States Treasury Bill	0.200%	7/1/10	670,000	669,546
United States Treasury Bill	0.180%	7/8/10	870,000	869,439
United States Treasury Bill	0.130%	7/15/10	986,000	985,516
United States Treasury Bill	0.145%	7/22/10	600,000	599,654
United States Treasury Bill	0.135%	7/29/10	380,000	379,786
United States Treasury Bill	0.185%	8/19/10	200,000	199,824
Total U.S. Government and Agency Obligations (Cost $21,153,191)				21,153,191
Other Assets and Liabilities (0.1%)
Other Assets				34,496
Liabilities				(16,244)
				18,252
Net Assets (100%)
Applicable to 21,168,281,756 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				21,171,443
Net Asset Value Per Share				$1.00

Admiral Treasury Money Market Fund

At February 28, 2010, net assets consisted of:
Amount
($000)
Paid-in-Capital	21,168,964
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	2,479
Net Assets	21,171,443

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2010
($000)
Investment Income
Income
Interest	21,382
Total Income	21,382
Expenses
The Vanguard Group—Note B
Investment Advisory Services	550
Management and Administrative	11,877
Marketing and Distribution	3,834
Custodian Fees	173
Shareholders’ Reports	44
Trustees’ Fees and Expenses	21
Total Expenses	16,499
Net Investment Income	4,883
Realized Net Gain (Loss) on Investment Securities Sold	111
Net Increase (Decrease) in Net Assets Resulting from Operations	4,994

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,883	182,047
Realized Net Gain (Loss)	111	1,680
Net Increase (Decrease) in Net Assets Resulting from Operations	4,994	183,727
Distributions
Net Investment Income	(4,883)	(182,047)
Realized Capital Gain	—	—
Total Distributions	(4,883)	(182,047)
Capital Share Transactions (at $1.00)
Issued	557,126	21,168,487
Issued in Lieu of Cash Distributions	4,693	174,037
Redeemed	(4,825,300)	(19,198,371)
Net Increase (Decrease) from Capital Share Transactions	(4,263,481)	2,144,153
Total Increase (Decrease)	(4,263,370)	2,145,833
Net Assets
Beginning of Period	25,434,813	23,288,980
End of Period	21,171,443	25,434,813

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,				Year Ended August 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0002	.007	.030	.049	.041	.023
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0002	.007	.030	.049	.041	.023
Distributions
Dividends from Net Investment Income	(.0002)	(.007)	(.030)	(.049)	(.041)	(.023)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0002)	(.007)	(.030)	(.049)	(.041)	(.023)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.02%	0.70%	3.08%	5.02%	4.22%	2.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,171	$25,435	$23,289	$20,064	$15,982	$13,838
Ratio of Total Expenses to
Average Net Assets	0.14%[1]	0.15%[2]	0.10%	0.10%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.04%[1]	0.74%	2.98%	4.90%	4.15%	2.27%

1 Annualized.
2 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Notes to Financial Statements

Vanguard Admiral Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2006–2009), and for the period ended February 28, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. Vanguard and the fund’s board have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the fund’s board may terminate the temporary expense limitation at any time. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2010, the fund had contributed capital of $4,316,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.73% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2010, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of February 28, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus (the fee does not apply to the Prime Money Market Fund’s Institutional Shares or the Admiral Treasury Money Market Fund). If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2009	2/28/2010	Period
Based on Actual Fund Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,000.53	$1.14
Institutional Shares	1,000.00	1,001.23	0.45
Federal Money Market Fund	$1,000.00	$1,000.29	$1.14
Admiral Treasury Money Market Fund	$1,000.00	$1,000.20	$0.69
Based on Hypothetical 5% Yearly Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,023.65	$1.15
Institutional Shares	1,000.00	1,024.35	0.45
Federal Money Market Fund	$1,000.00	$1,023.65	$1.15
Admiral Treasury Money Market Fund	$1,000.00	$1,024.10	$0.70

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Prime Money Market Fund, 0.23% for Investor Shares and 0.09% for Institutional Shares; for the Federal Money Market Fund, 0.23%; and for the Admiral Treasury Money Market Fund, 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

SEC Yields. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 161 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years: Chairman
Born 1957. Trustee Since July 2009. Chairman of the	and Chief Executive Officer (retired 2009) and
Board. Principal Occupation(s) During the Past Five	President (2006–2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Board Member of American Chemistry
Inc., and of each of the investment companies served	Council; Director of Tyco International, Ltd. (diversified
by The Vanguard Group, since January 2010; Director	manufacturing and services) and Hewlett-Packard Co.
of The Vanguard Group since 2008; Chief Executive	(electronic computer manufacturing); Trustee of The
Officer and President of The Vanguard Group and of	Conference Board.
each of the investment companies served by The
Vanguard Group since 2008; Director of Vanguard	Amy Gutmann
Marketing Corporation; Managing Director of The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group (1995–2008).	Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Browne Distinguished Professor of Political Science
Independent Trustees	in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Emerson U. Fullwood	nication and the Graduate School of Education of
Born 1948. Trustee Since January 2008. Principal	the University of Pennsylvania; Director of Carnegie
Occupation(s) During the Past Five Years: Executive	Corporation of New York, Schuylkill River Development
Chief Staff and Marketing Officer for North America	Corporation, and Greater Philadelphia Chamber of
and Corporate Vice President (retired 2008) of Xerox	Commerce; Trustee of the National Constitution Center.
Corporation (document management products and
services); Director of SPX Corporation (multi-industry
manufacturing), the United Way of Rochester, the
Boy Scouts of America, Amerigroup Corporation
(managed health care), and Monroe Community
College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008–2009) of	(1988–2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and the Columbus Community Education Coalition;	Director of The Vanguard Group, Inc., since 2006;
Chairman of the Advisory Council for the College of	General Counsel of The Vanguard Group since 2005;
Arts and Letters at the University of Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997–2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Deputy Chairman	Chairman Emeritus and Senior Advisor
of the Federal Reserve Bank of Cleveland; Trustee
of University Hospitals of Cleveland, The Cleveland	John J. Brennan
Museum of Art, and Case Western Reserve University.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	Founder
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	John C. Bogle
President of Corning Technologies (2001–2005);	Chairman and Chief Executive Officer, 1974–1996
Director of Corning Incorporated and Dow Corning;
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines are also
available from the SEC’s website, www.sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor

Q302 042010

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 15, 2010
VANGUARD ADMIRAL FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 15, 2010

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.